[OBJECT OMITTED]

--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST

--------------------------------------------------------------------------------

                                February 16, 2000

TO:   Our Unit Holders

On December 31, 1999, the net asset value of the Clearwater Growth Fund was $31.94 per unit. The net asset value of the Clearwater Small Cap Fund was $15.13 per unit. On a total return basis for 1999, the Clearwater Growth Fund increased by 24.3% and the Clearwater Small Cap Fund increased by 27.3%. For comparative purposes, the Russell 1000 increased by 20.9% and the Russell 2000 increased by 21.3%. For the fourth quarter, the Clearwater Growth Fund increased 18.5% and the Clearwater Small Cap Fund increased 16.6%. The Russell 1000 increased 16.1% and the Russell 2000 increased 18.4%.

Parametric Portfolio Associates, the subadvisor for the Clearwater Growth Fund, made the following comments:

   INTRODUCTION

   1999 was a very good year for the performance of U.S. stocks as measured by many of the large and broadly diversified market indexes. Growth and technology issues were responsible for nearly all of these gains. SIMILAR TO 1998, THERE WAS SIGNIFICANT WEAKNESS IN THE 3RD quarter and an extremely strong recovery in the 4TH. Small and mid cap stocks were especially strong late in 1999, and the Russell 2000 index outperformed the S&P500 index for the year.

   CLEARWATER GROWTH FUND

   After suffering, in relative terms, vs. the Russell 1000 index during late 1997 and all of 1998, the Clearwater Growth Fund posted strong relative and absolute performance in 1999. The fund's capitalization bias toward mid cap which hurt performance in 1998 helped it in 1999 - especially mid cap growth which was one of the strongest segments of the U.S. market.

                       CLEARWATER GROWTH'S 1999 EXPERIENCE

   -------------------------------------------- --------------------------------
                                                            1999 Performance
   -------------------------------------------- --------------------------------
   Russell 1000 (Large Cap)                                       20.9%
   -------------------------------------------- --------------------------------
   Russell MidCap                                                 18.2%
   -------------------------------------------- --------------------------------
   Russell MidCap Growth                                          51.3%
   -------------------------------------------- --------------------------------
   Russell 2000 Value (Small Cap)                                 21.3%
   -------------------------------------------- --------------------------------
   CLEARWATER GROWTH FUND                                         24.3%
   -------------------------------------------- --------------------------------

   Very importantly, the portfolio experienced virtually no net realization of capital gains in 1999, leaving the majority of the pre-tax appreciation available to taxable investors.

   LOOKING FORWARD

   One of the most interesting market trends to follow in 1999 was the marked increase in volatility, especially stock-specific volatility. In general terms, the risk of individual stocks that cannot be explained by overall market risk or industry risk increased substantially as 1999 progressed. Intuitively investors confirm this as they observe the meteoric rise and fall of technology stocks like Yahoo and Qualcomm. A consequence of this trend was an increase in the predicted tracking error of the Clearwater portfolio versus the Russell 1000 index. In Parametric's 1998 annual portfolio review, we reported a predicted tracking error of 2.7%. Over the course of 1999, this rose to greater than 3.5% due to changes in market behavior - not portfolio composition.

February 16, 2000
Page 2

   Parametric Portfolio Associates (cont.)

   In response to Parametric's earlier communication of the tracking error issue, the board informed Parametric to disregard the previously assigned tracking error target of 2.5% by January 31, 2000. We are still under
   instruction  to  reach  a  2.0%  target  by  January  31,  2001.   Parametric
   anticipates re-balancing the portfolio periodically in 2000 to step down to the tracking error target.

[OBJECT OMITTED]

Annualized Total Returns
                    One Year       Five Year      Ten Year
Growth Fund           24.3%          25.8%          16.6%
Russell 1000          20.9%          28.0%          18.1%

Kennedy Capital Management, the subadvisor for the Small Cap Fund, made the following comments:

   For the first time in six years the Russell 2000 index beat large stock indexes! For the year the Russell 2000 gained 21.3% while the S&P offered a 21.0% return. The Russell 1000 large-cap index was up 20.9%.

   This outperformance, however, masks an extreme divergence between growth and value within both the large and small sectors. In 1999, the Russell 1000 Growth index gained 33.2%, well ahead of the 7.3% increase in the Russell 1000 Value benchmark. More significant to Kennedy Capital and our clients, the Russell 2000 SMALL-CAP GROWTH INDEX WAS UP 43.1% WHILE THE SMALL-CAP VALUE INDEX LOST 1.5%! This 45% spread between growth and value is the largest since 1979 when the style indexes were introduced. Furthermore, the contrast between the styles accelerated at the end of the year. For example, in the fourth quarter alone growth beat value by 32%.

   Underlying this divergence between growth and value was the spread of technology sector euphoria to small stocks. Russell 2000 technology stocks gained 65% in the fourth quarter and 102% for the year. The rest of the Russell 2000 index gained only 6.8%. Even that 7% gain vastly overstates returns to non-tech/non-Internet stocks. For example, the top 25 performing stocks in consumer services are wireless communications companies. As a group these companies lost $68 million but had an average 12-month return of 98%.

February 16, 2000
Page 3

   Kennedy Capital Management (cont.)

   In consumer cyclicals, the best return, +724%, was generated by the web site service provider, Intervu. Incidentally, Intervu had a net loss of $22 million last year. Of course, nothing needs to be said about what Internet companies earn! The point is that the positive return of the Russell index was generated primarily by tech and Internet stocks.

   In spite of the fact that Kennedy Capital leans toward value, as evidenced by the valuation criteria of your portfolio, returns for the account were very strong. The Clearwater account beat its benchmark by 6% during the year.

   We are looking forward to a reversal of this single-minded mania for tech and growth stocks. When investors once again begin to weigh the value in their decision making, the Kennedy process should perform better.

[OBJECT OMITTED]

Annualized Total Returns
                    One Year       Five Year      Ten Year
Small Cap Fund        27.3%          19.2%          14.4%
Russell 2000          21.3%          16.7%          13.4%



CLEARWATER INVESTMENT TRUST               CLEARWATER MANAGEMENT COMPANY
P.W. Pascoe, Chairman and Treasurer       P.W. Pascoe, Chairman and Treasurer
Samuel B. Carr, Jr.                       W.T. Weyerhaeuser, V. P. and Secretary
Stanley R. Day, Jr.                       E.C. Driscoll
Robert J. Phares                          W.John Driscoll
F.T. Weyerhaeuser, V. P. and Secretary    C.W. Morley
                                          F.W. Piasecki
                                          D.C. Titcomb
                                          G.H. Weyerhaeuser, Jr.

                          CLEARWATER INVESTMENT TRUST



STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999                                                                                     GROWTH        SMALL CAP

                                                                                                       FUND            FUND

ASSETS

Investments in securities, at market value (note 2)

  (identified cost:  $61,419,969 Growth Fund;  $47,631,851 Small Cap Fund)                          $169,986,956    $60,170,158
Cash                                                                                                       2,820         48,563
Accrued dividend and interest receivable                                                                  98,802          9,845
                                                                                                   --------------  -------------


                                                                                 TOTAL ASSETS        170,088,578     60,228,566

LIABILITIES

Payables for investment securities purchased                                                                   0        855,176
Accrued management fee                                                                                   175,994        177,607
                                                                                                   --------------  -------------


                                                                            TOTAL LIABILITIES            175,994      1,032,783

NET ASSETS                                                                                          $169,912,584    $59,195,783
----------
                                                                                                   ==============  =============




CAPITAL

Capital stock and additional paid-in capital

  (authorized unlimited number of shares at no par value for each Fund:

   outstanding 5,319,692 and 3,912,145 shares, respectively (note 2))                                $61,332,516    $46,606,504
Undistributed net income                                                                                  13,081              0
Accumulated net realized gain                                                                                  0         50,972
Unrealized appreciation of investments                                                               108,566,987     12,538,307
                                                                                                   --------------  -------------


NET ASSETS                                                                                          $169,912,584    $59,195,783
                                                                                                   ==============  =============
Net asset value per share of outstanding capital stock                                                   $ 31.94        $ 15.13


See accompanying notes to financial statements                                1

                          CLEARWATER INVESTMENT TRUST



STATEMENTS OF OPERATIONS

FOR YEAR ENDED DECEMBER 31, 1999                                                                      GROWTH        SMALL CAP
                                                                                                       FUND            FUND

INVESTMENT INCOME
  Income:

     Dividends (net of foreign taxes withheld of $3,599 and $1,160, respectively)                     $1,197,818       $321,364
     Interest                                                                                             25,162        139,435
                                                                                                   --------------  -------------

TOTAL INCOME                                                                                           1,222,980        460,799

     Expenses:  (note 5)

          Income tax expense                                                                               5,200             25
          Investment advisory fee                                                                        655,350        623,390
                                                                                                   --------------  -------------


TOTAL EXPENSES                                                                                           660,550        623,415

                                                                 NET INVESTMENT INCOME (LOSS)            562,430       (162,616)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain on security transactions                                                             669,133      5,519,176
  Unrealized appreciation during the period                                                           31,836,313      7,121,988
                                                                                                   --------------  -------------


                                                                      NET GAIN ON INVESTMENTS          32,505,446     12,641,164
                                                                                                    --------------  -------------


                                                   NET INCREASE IN NET ASSETS FROM OPERATIONS         $33,067,876    $12,478,548

                                                                                                    ==============  =============


STATEMENTS OF CHANGES IN NET ASSETS

For Year Ended December 31, 1999 and 1998                                     GROWTH FUND                    SMALL CAP FUND
                                                                      12/31/1999       12/31/1998      12/31/1999      12/31/1998
OPERATIONS
  Net investment income(loss)                                           $562,430        $474,100        ($162,616)     ($115,508)
  Net realized gain(loss) on investments                                 669,133        (205,323)       5,519,176      3,235,880
  Unrealized appreciation(depreciation) during the period             31,836,313      24,810,426        7,121,988     (6,246,007)
                                                                   --------------   -------------   --------------  -------------

     NET INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS             33,067,876      25,079,203       12,478,548     (3,125,635)

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                 (750,478)       (278,171)               0              0
  Net realized gain on investments                                      (463,810)              0       (5,305,682)    (3,235,811)
  Return of capital                                                     (212,677)              0                0              0
                                                                   --------------   -------------   --------------  -------------

                      TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (1,426,965)       (278,171)      (5,305,682)    (3,235,811)

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                                            4,587,100         619,900        7,224,850      2,994,150
  Reinvestment of distributions from net investment income, gain,
    and return of capital                                                873,806       4,830,772        6,345,779      5,186,008
  Payments for shares redeemed                                        (1,961,797)     (2,338,395)        (764,346)    (3,440,487)
                                                                   --------------   -------------   --------------  -------------

           INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS              3,499,109       3,112,277       12,806,283      4,739,671
                                                                   --------------   -------------   --------------  -------------

                    TOTAL INCREASE(DECREASE)IN NET ASSETS             35,140,020      27,913,309       19,979,149     (1,621,775)

NET ASSETS
  At the beginning of the year                                       134,772,564     106,859,255       39,216,634     40,838,409
                                                                   --------------   -------------   --------------  -------------

  At the end of the year                                            $169,912,584    $134,772,564      $59,195,783    $39,216,634
                                                                   ==============   =============   ==============  =============

  Undistributed Net Income                                               $13,081        $195,929               $0             $0
                                                                   ==============   =============   ==============  =============


See accompanying notes to financial statements                                2

                           CLEARWATER INVESTMENT TRUST


                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

          Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Growth Fund and Clearwater Small Cap Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth.

          The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible without requiring the fund to realize taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains. The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the funds are as follows:

          INVESTMENTS IN SECURITIES

          Investments in securities are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

                           CLEARWATER INVESTMENT TRUST


          FEDERAL TAXES

          The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

          Net investment income and net realized gains (losses) for the funds my differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

          On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                             Clearwater           Clearwater
                                             Growth Fund        Small Cap Fund

          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          Undistributed net income          $     5,200         $     162,616
          Accumulated net realized gains              0              (162,591)
          Additional paid-in capital             (5,200)                  (25)

          DISTRIBUTIONS TO SHAREHOLDERS

          Distributions to shareholders from net investment income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares.

          USE OF ESTIMATES

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                           CLEARWATER INVESTMENT TRUST


(3)   INVESTMENT SECURITY TRANSACTIONS

          Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1999, were as follows:

                                           Purchases         Sales proceeds
          -------------------------------------------------------------------
          Clearwater Growth Fund          $19,838,762          $17,702,796
          Clearwater Small Cap Fund        55,096,431           49,521,831




(4)   CAPITAL SHARE TRANSACTIONS

          Transactions in shares of each fund for the year ended December 31, 1999 and 1998, were as follows:

                                                        Clearwater                           Clearwater
                                                        Growth Fund                        Small Cap Fund

                                            -----------------------------------------------------------------------

                                               12/31/1999         12/31/1998        12/31/1999        12/31/1998

          ---------------------------------------------------------------------------------------------------------
          Sold                                    163,135             25,983              512,476          198,063
          Issued for reinvested
            distributions                          29,145            228,190              454,134          340,289

          Redeemed                                (72,041)          (102,479)             (51,680)        (220,241)

          ---------------------------------------------------------------------------------------------------------
          Increase                                120,239            151,694              914,930          318,111
          ---------------------------------------------------------------------------------------------------------

                           CLEARWATER INVESTMENT TRUST


(5)   EXPENSES AND RELATED PARTY TRANSACTIONS

          The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman and treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund and Clearwater Small Cap Fund pay a fee equal to an annual rate of 0.45% and 1.35% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million.


(6)   RESTRICTED SECURITIES

          At December 31, 1999, investments in securities for the Clearwater Growth Fund includes a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The Fund currently limits investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such security at December 31, 1999 was $2,290,750 representing 1.35% of net assets for the Clearwater Growth Fund.

                          CLEARWATER INVESTMENT TRUST


(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund
                                                                        Year ended December 31,
                                                            ---------------------------------------------------
                                                                1999      1998     1997(b)     1996      1995
       --------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year                       25.92     21.17      17.88     17.01     13.62
       --------------------------------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income(loss)                          0.11      0.09      (0.01)    (0.01)     0.01
            Net realized and unrealized gains                    6.18      4.71       5.08      3.68      4.43

       --------------------------------------------------------------------------------------------------------
              Total from investment
                operations                                       6.29      4.80       5.07      3.67      4.44

       --------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income                   (0.14)    (0.05)      0.00      0.00     (0.01)
         Distributions from net realized gains                  (0.09)     0.00      (1.78)    (2.80)    (1.04)
         Return of capital                                      (0.04)     0.00       0.00      0.00      0.00

       --------------------------------------------------------------------------------------------------------
              Total distributions                               (0.27)    (0.05)     (1.78)    (2.80)    (1.05)

       --------------------------------------------------------------------------------------------------------
       Net asset value, end of year                             31.94     25.92      21.17     17.88     17.01

       --------------------------------------------------------------------------------------------------------
       Total return(a)                                          24.3%     22.7%      28.4%     21.6%     32.6%

       Net assets, end of year (000s omitted)                 169,913   134,773    106,859    93,922    84,775

       Ratio of expenses to average net assets                  0.45%     0.45%      0.98%     1.08%     1.08%

       Ratio of net investment income (loss) to
         average net assets                                     0.39%     0.39%     (0.06%)   (0.07%)    0.06%

       Portfolio turnover rate (excluding short-
         term securities)                                      12.19%     3.65%     38.16%    75.90%    58.64%


       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Effective November 1, 1997, Parametric Portfolio Associates, Inc. became the subadvisor for the fund.

                          CLEARWATER INVESTMENT TRUST


Clearwater Small Cap Fund
                                                                           Year ended December 31,
                                                            ---------------------------------------------------
                                                                1999      1998       1997      1996      1995
       --------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year                      $13.08     15.24      12.74     11.47      9.89
       --------------------------------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income(loss)                         (0.05)    (0.04)     (0.02)     0.00      0.04
            Net realized and unrealized gains(losses)            3.57     (1.04)      5.14      1.71      2.56

       --------------------------------------------------------------------------------------------------------
              Total from investment
                operations                                       3.52     (1.08)      5.12      1.71      2.60

       --------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income                    0.00      0.00       0.00      0.00     (0.04)
         Excess distributions from net invest income             0.00      0.00       0.00     (0.01)     0.00
         Distributions from net realized gains                  (1.47)    (1.08)     (2.62)    (0.42)    (0.98)
         Return of capital                                       0.00      0.00       0.00     (0.01)     0.00

       --------------------------------------------------------------------------------------------------------
              Total distributions                               (1.47)    (1.08)     (2.62)    (0.44)    (1.02)

       --------------------------------------------------------------------------------------------------------
       Net asset value, end of year                            $15.13     13.08      15.24     12.74     11.47

       --------------------------------------------------------------------------------------------------------
       Total return(a)                                          27.3%     (7.1%)     40.2%     15.0%     26.3%

       Net assets, end of year (000s omitted)                 $59,196    39,217     40,838    32,774    26,826

       Ratio of expenses to average net assets                  1.34%     1.36%      1.35%     1.37%     1.35%

       Ratio of net investment income (loss) to
         average net assets                                    (0.35%)   (0.26%)    (0.17%)    0.00%     0.36%

       Portfolio turnover rate (excluding short-
         term securities)                                     112.63%    88.27%     92.22%    89.25%    77.46%


       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                                 CLEARWATER GROWTH FUND

                      SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                        PERCENT
                  AMOUNT                                                                       MARKET            OF
                 OR SHARES                   SECURITY                          COST           VALUE (A)       NET ASSETS

COMMON STOCKS

BANKS

                     7,484     AMSOUTH BANCORPORATION                        107,205.00      144,534.75
                    14,786     BANK AMER CORP                                981,279.24      742,072.37
                     2,600     BANK NEW YORK INC                              62,790.52      104,000.00
                    13,000     CHASE MANHATTAN CORP                          654,888.75    1,009,937.50
                    37,617     CITIGROUP INC                                 542,003.72    2,090,094.56
                       450     COMERICA INC                                   23,943.00       21,009.37
                       800     FIFTH THIRD BANCORP                            38,237.50       58,700.00
                       600     FIRSTAR CORP WIS                               14,174.50       12,675.00
                     2,984     FLEETBOSTON FINL CORP                          99,688.76      103,880.50
                     2,100     MBNA CORP                                      37,621.50       57,225.00
                     2,200     MELLON FINL CORP                               60,578.54       74,937.50
                       600     MORGAN J P & CO INC                            69,092.28       75,975.00
                       400     NORTHERN TRUST CORP                            14,850.00       21,200.00
                     1,300     PNC BK CORP                                    63,852.97       57,850.00
                     7,000     REPUBLIC NY CORP                              334,237.70      504,000.00
                       500     STATE STREET CORPORATION                       28,217.50       36,531.25
                       700     SUNTRUST BKS INC                               46,060.77       48,168.75
                    55,000     TCF FINANCIAL CORP                            965,087.50    1,368,125.00
                       500     WACHOVIA CORP                                  37,580.00       34,000.00
                    55,000     WELLS FARGO & CO                            1,250,765.50    2,224,062.50
                                                                          -------------- ---------------
                                                                           5,432,155.25    8,788,979.05          5.17%
BUSINESS SERVICES

                    18,700     AMERICA ONLINE INC (b)                      1,067,386.50    1,410,681.25
                     2,000     AUTOMATIC DATA PROCESSING INC                  52,653.80      107,750.00
                    44,000     CERIDIAN CORP (b)                             548,909.80      948,750.00
                    10,000     COMPUTER SCIENCES CORP (b)                    341,043.55      946,250.00
                    78,000     DENDRITE INTL INC (b)                         317,216.10    2,642,250.00
                       100     ELECTRONIC DATA SYS CORP                        3,917.93        6,693.75
                    22,000     FIRST DATA CORP                               226,047.22    1,084,875.00
                    40,500     FISERV INC (b)                                549,868.20    1,551,656.25
                       400     INTERPUBLIC GROUP COS INC                      12,024.50       23,075.00
                     1,040     MOMENTUM BUSINESS APPLICATIONS (b)                     -        8,190.00
                       200     OMNICOM GROUP                                  10,562.00       20,000.00
                    52,312     PAYCHEX INC                                   278,096.38    2,092,480.00
                     1,000     PITNEY BOWES INC                               41,455.00       48,312.50
                    44,000     SAP AKTIENGESELLSCHAFT (c)                    401,720.00    2,290,750.00
                       450     STAPLES INC (b)                                 9,993.75        9,337.50
                    58,300     VODAFONE AIRTOUCH PLC                         616,927.80    2,885,850.00
                                                                          -------------- ---------------
                                                                           4,477,822.53   16,076,901.25          9.46%
CAPITAL GOODS

                     1,500     CATERPILLAR INC                                77,171.25       70,593.75
                    28,500     CRANE CO                                      491,452.71      566,437.50
                       800     DOVER CORP                                     27,686.52       36,300.00
                     1,800     EMERSON ELEC CO                               101,620.50      103,275.00
                    38,600     GENERAL ELEC CO                             1,661,591.47    5,973,350.00
                     6,333     HUTTIG BLDG PRODS INC (b)                      24,222.29       31,270.83
                       900     ILLINOIS TOOL WKS INC                          47,147.76       60,806.25
                       200     INGERSOLL RAND CO                               8,874.50       11,012.50
                       600     PPG INDS INC                                   34,142.28       37,537.50
                    34,000     TYCO INTL LTD                                 329,885.00    1,321,750.00
                                                                          -------------- ---------------
                                                                           2,803,794.28    8,212,333.33          4.83%


See accompanying notes to investments in securities                       1



                                 CLEARWATER GROWTH FUND

                      SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                        PERCENT
                  AMOUNT                                                                       MARKET            OF
                 OR SHARES                   SECURITY                          COST           VALUE (A)       NET ASSETS

CONSUMER DURABLES

                     1,247     DAIMLER CHRYSLER AG STUTTGART                  72,120.00       97,577.75
                     1,678     DELPHI AUTOMOTIVE SYS CORP                     26,354.11       26,428.50
                     3,975     FORD MTR CO                                   124,497.78      212,414.06
                     2,800     GENERAL MTRS CORP                             150,403.12      203,525.00
                    52,500     HARLEY DAVIDSON INC                           661,620.72    3,363,281.25
                     1,300     MASCO CORP                                     31,635.50       32,987.50
                                                                          -------------- ---------------
                                                                           1,066,631.23    3,936,214.06          2.32%
CONSUMER NON DURABLES

                        40     AGRIBRANDS INTL INC (b)                         1,196.85        1,840.00
                     1,800     ANHEUSER BUSCH COS INC                         76,807.95      127,575.00
                     1,000     BESTFOODS                                      47,226.67       52,562.50
                    36,000     COCA COLA CO                                1,081,705.00    2,097,000.00
                     2,000     COLGATE PALMOLIVE CO                           63,903.80      130,000.00
                     1,100     EASTMAN KODAK CO                               69,022.25       72,875.00
                     1,400     GENERAL MLS INC                                46,317.00       50,050.00
                    33,000     GILLETTE CO                                   550,137.35    1,359,187.50
                     2,350     PEPSICO INC                                    87,531.62       82,837.50
                    31,500     PHILIP MORRIS COS INC                         520,988.30      730,406.25
                    18,000     PROCTER & GAMBLE CO                           728,181.20    1,972,125.00
                     5,475     QUAKER OATS CO                                343,042.71      359,296.87
                     2,800     RALSTON PURINA CO                              82,835.67       78,050.00
                     3,950     SYSCO CORP                                    121,024.50      156,271.87
                     5,050     WRIGLEY WM JR CO                              352,624.88      418,834.37
                                                                          -------------- ---------------
                                                                           4,172,545.75    7,688,911.86          4.53%
CONSUMER SERVICES

                     6,412     LIBERTY MEDIA GROUP CL A                      172,315.90      363,881.00
                     4,400     CBS CORP (b)                                  122,493.25      281,325.00
                    37,000     CENDANT CORP (b)                              284,605.76      982,812.50
                       200     CLEAR CHANNEL COMMUNICATIONS (b)               11,524.50       17,850.00
                     2,800     COMCAST CORP                                   44,837.50      141,575.00
                     3,900     DISNEY WALT CO                                111,918.69      114,075.00
                     1,100     GANNETT INC                                    61,559.72       89,718.75
                     6,110     HILTON HOTELS CORP                             54,788.15       58,808.78
                    41,000     MARRIOTT INTL INC                             352,253.59    1,294,062.50
                     5,400     MCDONALDS CORP                                132,805.67      217,687.50
                       400     MCGRAW HILL COS INC                            16,537.00       24,650.00
                     3,500     MEDIAONE GROUP INC (b)                        150,263.91      268,843.75
                     6,175     SODEXHO MARRIOTT SVCS INC                     294,362.45       80,275.00
                    10,500     TIME WARNER INC                               553,015.50      760,593.75
                       400     TRIBUNE CO                                     13,712.00       22,025.00
                     2,600     VIACOM INC (b)                                 51,115.55      157,137.50
                                                                          -------------- ---------------
                                                                           2,428,109.14    4,875,321.03          2.87%
ENERGY

                    32,226     BP AMOCO PLC                                  854,870.23    1,911,404.62
                     2,500     CHEVRON CORP                                  214,043.68      216,562.50
                     5,280     CONOCO INC                                    104,244.85      131,340.00
                    25,860     EXXON MOBIL CORP                            1,801,757.83    2,083,346.25
                     1,000     OCCIDENTAL PETE CORP                           23,060.00       21,625.00
                    34,570     SCHLUMBERGER LTD                              872,552.00    1,944,562.50
                     9,693     TRANSOCEAN SEDCO FOREX INC                    182,425.95      326,524.58
                                                                          -------------- ---------------
                                                                           4,052,954.54    6,635,365.45          3.90%


See accompanying notes to investments in securities                       2



                                 CLEARWATER GROWTH FUND

                      SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                        PERCENT
                  AMOUNT                                                                       MARKET            OF
                 OR SHARES                   SECURITY                          COST           VALUE (A)       NET ASSETS

FINANCIAL SERVICES

                       143     AEGON                                          10,483.69       13,656.50
                       300     AFLAC INC                                      10,336.74       14,156.25
                     1,900     AMERICAN EXPRESS CO                           161,114.01      315,875.00
                       800     AMERICAN GEN CORP                              41,298.00       60,700.00
                    26,060     AMERICAN INTL GROUP INC                       494,492.61    2,817,737.50
                     2,044     ASSOCIATES FIRST CAP CORP                      61,288.86       56,082.25
                    24,000     AXA FINL INC                                  461,539.95      813,000.00
                       300     CAPITAL ONE FINL CORP                          11,424.75       14,456.25
                       800     CIGNA CORP                                     45,024.00       64,450.00
                    21,500     FEDERAL HOME LN MTG CORP                       65,945.84    1,011,843.75
                     4,000     FEDERAL NATL MTG ASSN                         210,333.75      249,750.00
                    18,000     FRANKLIN RES INC                              332,901.55      577,125.00
                       800     HARTFORD FINANCIAL SVCS GRP                    32,399.00       37,900.00
                     1,200     HOUSEHOLD INTL INC                             45,811.52       44,700.00
                       950     MARSH & MCLENNAN COS INC                       48,954.50       90,903.12
                    44,000     MERCURY GEN CORP                              622,320.30      979,000.00
                    24,000     MGIC INVT CORP WIS                            576,720.00    1,444,500.00
                     1,900     MORGAN STANLEY DEAN WITTER & CO               117,313.95      271,225.00
                    39,000     PRICE T ROWE & ASSOC INC                      544,918.25    1,440,562.50
                       300     PROVIDIAN FINL CORP                            15,774.50       27,318.75
                     8,500     RADIAN GROUP INC                              245,161.25      405,875.00
                       600     SCHWAB CHARLES CORP                             7,612.00       23,025.00
                       700     SLM HLDG CORP                                  28,837.00       29,575.00
                    12,500     XL CAPITAL LTD                                159,375.00      648,437.50
                                                                          -------------- ---------------
                                                                          -------------- ---------------
                                                                           4,351,381.02   11,451,854.37          6.74%
HEALTH CARE

                     5,800     ABBOTT LABS                                   191,129.25      210,612.50
                     4,900     AMERICAN HOME PRODUCTS CORP                   196,436.73      193,243.75
                    56,000     AMGEN INC (b)                                 259,439.50    3,363,500.00
                     1,100     BAXTER INTL INC                                54,547.25       69,093.75
                    31,000     BIOGEN INC (b)                                450,884.15    2,619,500.00
                     7,600     BRISTOL MYERS SQUIBB CO                       359,778.10      487,825.00
                       600     CARDINAL HEALTH INC                            29,424.00       28,725.00
                    41,000     ELAN PLC (b)                                  625,284.55    1,209,500.00
                     1,400     GUIDANT CORP                                   44,560.75       65,800.00
                    16,500     JOHNSON & JOHNSON                             364,435.12    1,536,562.50
                    19,000     LILLY ELI & CO                                794,112.40    1,263,500.00
                    21,080     MCKESSON HBOC INC                             354,224.82      475,617.50
                    46,000     MEDTRONIC INC                                 171,646.13    1,676,125.00
                     9,200     MERCK & CO INC                                431,401.00      616,975.00
                   106,500     PFIZER INC                                    354,583.00    3,454,593.75
                     2,000     PHARMACIA & UPJOHN INC                         69,876.21       90,000.00
                     5,600     SCHERING PLOUGH CORP                          179,068.00      236,250.00
                    12,000     SMITHKLINE BEECHAM P L C                      345,855.00      773,250.00
                    17,500     STRYKER CORP                                  270,380.65    1,218,437.50
                    38,750     WARNER LAMBERT CO                           1,094,689.57    3,175,078.12
                                                                          -------------- ---------------
                                                                           6,641,756.18   22,764,189.37         13.40%
MULTI-INDUSTRY

                       600     TEXTRON INC                                    38,736.00       46,012.50
                                                                          -------------- ---------------
                                                                              38,736.00       46,012.50          0.03%
RAW MATERIALS

                     1,400     ALCOA INC                                      50,629.50      116,200.00
                     1,000     DOW CHEM CO                                    92,122.54      133,625.00
                     2,510     DU PONT E I DE NEMOURS & CO                   146,109.02      165,346.25
                       300     GEORGIA PAC CORP                                5,990.16        7,387.50
                     1,200     INTERNATIONAL PAPER CO                         56,047.00       67,725.00
                     2,100     KIMBERLY CLARK CORP                           108,976.05      137,025.00
                    22,500     MONSANTO CO                                   329,839.69      801,562.50
                                                                          -------------- ---------------
                                                                             789,713.96    1,428,871.25          0.84%


See accompanying notes to investments in securities                       3



                                 CLEARWATER GROWTH FUND

                      SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                        PERCENT
                  AMOUNT                                                                       MARKET            OF
                 OR SHARES                   SECURITY                          COST           VALUE (A)       NET ASSETS

RETAIL

                       700     ALBERTSONS INC                                 26,335.75       22,575.00
                       900     COSTCO WHSL CORP (b)                           39,156.25       82,125.00
                     1,200     CVS CORP                                       37,761.00       47,925.00
                     1,700     DAYTON HUDSON CORP                             60,597.48      124,843.75
                    19,500     FEDERATED DEPT STORES INC (b)                 513,045.00      985,968.75
                     2,362     GAP INC                                        39,058.73      108,652.00
                    77,250     HOME DEPOT INC                                 50,381.91    5,296,453.12
                    43,600     KOHLS CORP (b)                                718,167.75    3,147,375.00
                     1,400     KROGER CO (b)                                  22,635.76       26,425.00
                       300     LOWES COS INC                                  11,643.00       17,925.00
                     1,200     MAY DEPT STORES CO                             44,498.00       38,700.00
                     1,600     SAFEWAY INC (b)                                47,173.04       56,900.00
                       300     TJX COS INC                                     7,105.50        6,131.25
                    20,600     WAL MART STORES INC                           692,593.12    1,423,975.00
                    50,000     WALGREEN CO                                   632,788.70    1,462,500.00
                                                                          -------------- ---------------
                                                                           2,942,940.99   12,848,473.87          7.56%
TECHNOLOGY

                    23,500     ADC TELECOMMUNICATIONS INC (b)                538,040.05    1,705,218.75
                    38,000     ANALOG DEVICES INC (b)                        681,654.00    3,534,000.00
                     1,500     APPLIED MATERIALS INC (b)                      54,672.06      190,031.25
                    22,000     ASM LITHOGRAPHY HLDG N V (b)                  422,301.25    2,502,500.00
                    19,000     BOEING CO                                     449,445.00      789,687.50
                    83,525     CISCO SYS INC (b)                             270,996.40    8,947,615.62
                    15,000     COMPUTER ASSOC INTL INC                       514,842.00    1,049,062.50
                     8,400     DELL COMPUTER CORP (b)                        110,222.76      428,400.00
                     3,200     E M C CORP MASS (b)                            47,098.00      349,600.00
                     4,500     HEWLETT PACKARD CO                            339,038.95      512,718.75
                     2,450     HONEYWELL INTL INC                             91,357.32      141,334.37
                    52,000     INTEL CORP                                    208,329.75    4,280,250.00
                    14,600     INTERNATIONAL BUSINESS MACHS                1,234,375.50    1,576,800.00
                    38,000     LEGATO SYSTEMS INC (b)                        157,970.10    2,614,875.00
                    19,130     LUCENT TECHNOLOGIES INC                       797,614.20    1,431,163.12
                    52,000     MICROSOFT CORP (b)                             83,073.61    6,071,000.00
                       240     NORTEL NETWORKS CORP                            6,924.50       24,240.00
                    39,750     ORACLE CORP (b)                                83,951.14    4,454,484.37
                    64,000     PARAMETRIC TECHNOLOGY CORP (b)                417,553.25    1,732,000.00
                    22,000     PEOPLESOFT INC (b)                            286,907.50      468,875.00
                    11,200     SUN MICROSYSTEMS INC (b)                      655,262.50      867,300.00
                    29,000     TELLABS INC (b)                               298,665.30    1,861,437.50
                       800     TEXAS INSTRS INC                               24,274.00       77,500.00
                       300     UNISYS CORP (b)                                 8,118.00        9,581.25
                     7,580     UNITED TECHNOLOGIES CORP                      389,857.54      492,700.00
                    76,000     XILINX INC (b)                                579,697.78    3,455,625.00
                                                                                         ---------------
                                                                                         ---------------
                                                                           8,752,242.46   49,567,999.98         29.17%
TRANSPORTATION

                       600     AMR CORP (b)                                   35,793.00       40,200.00
                       400     DELTA AIR LINES INC                            20,824.50       19,925.00
                    23,200     FDX CORP (b)                                  523,042.27      949,750.00
                       450     SOUTHWEST AIRLS CO                              6,712.00        7,284.37
                                                                          -------------- ---------------
                                                                             586,371.77    1,017,159.37          0.60%


See accompanying notes to investments in securities                       4



                                 CLEARWATER GROWTH FUND

                      SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                        PERCENT
                  AMOUNT                                                                       MARKET            OF
                 OR SHARES                   SECURITY                          COST           VALUE (A)       NET ASSETS

UTILITIES

                     3,600     ALLTEL CORP                                   220,522.25      297,675.00
                    29,476     AT & T CORP (b)                             1,126,733.94    1,495,907.00
                    20,100     BELL ATLANTIC CORP                          1,117,400.13    1,237,406.25
                    10,650     BELLSOUTH CORP                                332,723.49      498,553.12
                    15,150     COASTAL CORP                                  604,527.75      536,878.12
                       800     CONSOLIDATED EDISON INC                        27,723.04       27,600.00
                    14,500     DOMINION RES INC VA                           639,701.25      569,125.00
                     1,200     DUKE ENERGY CO                                 58,309.56       60,150.00
                     2,600     EL PASO ENERGY CORP                            64,018.50      100,912.50
                     9,000     ENRON CORP                                    262,275.50      399,375.00
                    22,750     ENTERGY CORP                                  644,679.87      585,812.50
                    12,700     GTE CORP                                      841,299.50      896,143.75
                     3,500     LEVEL 3 COMMUNICATIONS INC (b)                208,481.25      286,562.50
                    25,404     MCI WORLDCOM INC (b)                        1,126,606.42    1,347,999.75
                     2,000     NEXTEL COMMUNICATIONS INC (b)                 144,125.00      206,250.00
                     1,400     PG&E CORP                                      36,484.00       28,700.00
                    16,700     PUBLIC SVC ENTERPRISE GROUP                   638,552.00      581,368.75
                    23,850     RELIANT ENERGY INC                            640,009.13      545,568.75
                    43,975     SBC COMMUNICATIONS INC                      1,795,866.11    2,143,781.25
                     8,700     SOUTHERN CO                                   211,297.01      204,450.00
                     9,200     SPRINT CORP                                   337,910.53      619,275.00
                     2,900     SPRINT CORP PCS COM SER 1 (b)                 157,404.04      297,250.00
                       800     TEXAS UTILS CO                                 28,673.04       28,450.00
                     6,554     U S WEST INC                                  349,809.27      471,888.00
                    17,300     UNICOM CORP                                   647,869.05      579,550.00
                     5,400     WILLIAMS COS INC                              183,112.65      165,037.50
                                                                          -------------- ---------------
                                                                          12,446,114.28   14,211,669.74          8.36%

CASH EQUIVALENTS

CASH OR CASH EQUIVALENT

                436,699.71     SSGA MONEY MARKET                             436,699.71      436,699.71          0.26%
                                                                          -------------- ---------------

Grand Total (d)                                                           61,419,969.09  169,986,956.19        100.04%
                                                                          ============== ===============  =============


NOTES TO INVESTMENTS IN SECURITIES

                        (a)Securities  are valued in accordance  with procedures
                           described in note 2 to the financial statements.

                        (b)Currently non-income producing assets.

                        (c)Security  purchased  on May  23,  1995  at a cost  of
                           $401,720 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. May be sold only to dealers in that program or other accredited investors.

                        (d)At December 31, 1999, the cost for Federal income tax
                           purposes was $61,419,969. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                               Gross unrealized appreciation   109,524,176.84
                               Gross unrealized depreciation     (957,189.74)

                                                               --------------
                                                               ==============
                                 Net unrealized appreciation   108,566,987.10

                                                               ==============

See accompanying notes to investments in securities                       1

                                 CLEARWATER SMALL CAP FUND

                        SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999
                   FACE                                                                                            PERCENT
                  AMOUNT                                                                           MARKET             OF
                 OR SHARES                     SECURITY                             COST          VALUE (A)       NET ASSETS

COMMON STOCKS

BANKS

                      45,400    REPUBLIC SEC FINL CORP                            468,059.65      324,893.75
                                                                              --------------- ---------------
                                                                                  468,059.65      324,893.75          0.55%
BUSINESS SERVICES

                      99,700    ALIGN RITE INTL INC (b)                         1,459,837.56    2,187,168.75
                      62,800    ARCHITEL SYS CORP (b)                             795,226.36      855,650.00
                      54,500    ARMOR HLDGS INC (b)                               580,077.25      715,312.50
                      45,300    CORNELL CORRECTIONS INC (b)                       568,396.25      379,387.50
                      18,700    DSP GROUP INC (b)                                 632,801.85    1,739,100.00
                      19,800    EDWARDS J D & CO (b)                              276,913.41      591,525.00
                      27,900    ENGINEERED SUPPORT SYS INC                        376,894.55      334,800.00
                      94,100    MULTI LINK TELECOMMUNICATIONS (b)                 499,997.50      776,325.00
                      38,700    PENTASTAR COMMUNICATIONS INC (b)                  387,000.00      582,918.75
                      14,999    RADISYS CORP (b)                                  371,369.56      764,923.50
                      97,600    RMI NET INC (b)                                   447,774.06      811,300.00
                      68,400    SUPERIOR UNIFORM GROUP INC                        550,620.00      615,600.00
                                                                              --------------- ---------------
                                                                                6,946,908.35   10,354,011.00         17.49%
CAPITAL GOODS

                      82,100    BOLT TECHNOLOGY CORP (b)                          185,482.38      313,006.25
                      47,450    DEL GLOBAL TECHNOLOGIES CORP (b)                  399,929.35      367,737.50
                      19,500    GASONICS INTL CORP (b)                             82,988.72      385,125.00
                      10,800    HELIX TECHNOLOGY CORP                             112,301.44      483,975.00
                      37,950    HERLEY INDUSTRIES INC (b)                         282,901.35      576,365.62
                      23,400    HUSSMANN INTL INC                                 391,503.96      352,462.50
                      12,450    IMCO RECYCLING INC                                135,930.48      157,181.25
                      62,600    NORTHWEST PIPE CO (b)                             978,421.04      876,400.00
                      32,200    PARLEX CORP (b)                                   442,202.48      847,262.50
                      20,600    PENN ENGR & MFG CORP (b)                          459,361.25      476,375.00
                      12,000    TEXAS INDS INC                                    383,320.24      510,750.00
                      25,800    U S AGGREGATES INC                                301,490.10      309,600.00
                                                                              --------------- ---------------
                                                                                4,155,832.79    5,656,240.62          9.56%
CONSUMER DURABLES

                      52,500    CALLAWAY GOLF CO                                  661,809.92      928,593.75
                      58,500    NOBLE INTL LTD (b)                                654,002.26      840,937.50
                      28,200    PULASKI FURNITURE CORP                            643,768.50      437,100.00
                      60,800    ROWE COS                                          582,910.77      513,000.00
                                                                              --------------- ---------------
                                                                                2,542,491.45    2,719,631.25          4.59%
CONSUMER SERVICES

                      56,400    REMEC INC (b)                                     627,959.11    1,438,200.00
                                                                              --------------- ---------------
                                                                                  627,959.11    1,438,200.00          2.43%
ENERGY

                       8,000    DRIL QUIP INC (b)                                 153,026.40      243,000.00
                      60,700    FOREST OIL CORP (b)                               650,035.05      800,481.25
                      43,000    GULF IS FABRICATION INC (b)                       484,165.31      403,125.00
                      71,900    MIDCOAST ENERGY RES INC                         1,104,056.19    1,204,325.00
                      18,250    OCEANEERING INTL INC (b)                          264,798.24      272,609.37
                      35,750    ST MARY LD & EXPL CO                              663,257.61      884,812.50
                      50,300    TEEKAY SHIPPING CORP                              777,697.29      801,656.25
                      89,000    TRICO MARINE SVCS INC (b)                         645,019.82      628,562.50
                      49,600    WILLBROS GROUP INC (b)                            351,942.95      229,400.00
                                                                              --------------- ---------------
                                                                                5,093,998.86    5,467,971.87          9.24%


See accompanying notes to investments in securities                           6



                                 CLEARWATER SMALL CAP FUND

                        SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                            PERCENT
                  AMOUNT                                                                           MARKET             OF
                 OR SHARES                     SECURITY                             COST          VALUE (A)       NET ASSETS

FINANCIAL SERVICES

                      13,539    AMERUS LIFE HLDGS INC                             402,635.52      311,397.00
                      66,500    FACTUAL DATA CORP (b)                             538,679.38      532,000.00
                      65,900    FREEDOM SECS CORP                                 969,001.88      741,375.00
                      71,100    GAINSCO INC                                       448,080.00      382,162.50
                      76,600    GILMAN CIOCIA INC (b)                             713,433.58      627,162.50
                      45,800    LONDON PAC GROUP LTD                              623,969.63    1,648,800.00
                      42,510    PACIFIC CREST CAP INC                             372,876.62      542,002.50
                      58,450    PENN AMERICA GROUP INC                            588,131.19      452,987.50
                      21,800    PENN TREATY AMERN CORP                            364,894.05      343,350.00
                      13,150    QUEENS CNTY BANCORP                               193,384.11      356,693.75
                                                                              --------------- ---------------
                                                                                5,215,085.96    5,937,930.75         10.03%
HEALTH CARE

                      46,400    HANGER ORTHOPEDIC GROUP (b)                       580,714.75      464,000.00
                      18,500    ICN PHARMACEUTICALS INC                           180,582.54      468,281.25
                      33,700    MORRISON MGMT SPECIALISTS INC                     657,445.82      726,656.25
                      29,750    OCULAR SCIENCES INC (b)                           582,669.38      561,531.25
                     133,000    ORTHOLOGIC CORP (b)                               369,206.78      340,812.50
                           1    PER SE TECHNOLOGIES INC (b)                             9.09            8.40
                      41,200    RIGHTCHOICE MANAGED CARE INC (b)                  453,875.00      473,800.00
                     171,000    UROCOR INC (b)                                    918,574.92      716,062.50
                                                                              --------------- ---------------
                                                                                3,743,078.28    3,751,152.15          6.34%
RAW MATERIALS

                      66,100    CHIEFTAIN INTL INC (b)                          1,137,057.63    1,140,225.00
                      21,150    COMMERCIAL METALS CO                              598,874.13      717,778.12
                      10,300    SPARTECH CORP                                     115,168.38      332,175.00
                                                                              --------------- ---------------
                                                                                1,851,100.14    2,190,178.12          3.70%
RETAIL

                      18,900    AMES DEPT STORES INC (b)                          460,549.22      544,556.25
                      45,600    DEB SHOPS INC                                     522,426.07      843,600.00
                      93,300    ELDER BEERMAN STORES CORP (b)                     977,395.34      478,162.50
                                                                              --------------- ---------------
                                                                                1,960,370.63    1,866,318.75          3.15%
TECHNOLOGY

                      92,000    AEROFLEX INC (b)                                1,106,448.25      954,500.00
                      37,400    AMKOR TECHNOLOGY INC (b)                          303,387.05    1,056,550.00
                      12,700    APPLIED SCIENCE & TECH INC (b)                    186,348.35      422,076.56
                      54,000    ASM INTERNATIONAL N V (b)                         571,044.47    1,242,000.00
                      52,600    BROOKTROUT INC (b)                                846,587.67      976,387.50
                      33,000    CATALYST INTL INC (b)                             273,404.49      420,750.00
                     128,250    CERPROBE CORP (b)                               1,064,321.48      945,843.75
                      36,900    COM21 INC (b)                                     635,453.07      827,943.75
                      44,150    GALILEO TECHNOLOGY LTD (b)                        893,707.51    1,065,118.75
                      91,600    IKOS SYS INC (b)                                  682,246.46      887,375.00
                      44,650    INTERVOICE INC (b)                                525,524.99    1,038,112.50
                      12,500    INTEST CORP (b)                                   216,560.75      225,000.00
                      26,000    NANOMETRICS INC (b)                               172,930.49      523,250.00
                      25,000    NEWMARK HOMES CORP (b)                            180,035.62      150,000.00
                      95,900    OPTI INC (b)                                      215,838.21      509,468.75
                      12,600    PHOTRONICS INC (b)                                281,798.72      360,675.00
                      34,600    RADCOM LTD (b)                                    225,025.50      247,606.25
                      15,300    SYMANTEC CORP (b)                                 413,234.30      896,962.50
                      40,100    SYMIX SYS INC (b)                                 440,518.29      731,825.00
                      46,000    S3 INC (b)                                        449,714.95      531,875.00
                      27,800    WATKINS JOHNSON CO. (b)                           653,881.53    1,112,000.00
                                                                              --------------- ---------------
                                                                               10,338,012.15   15,125,320.31         25.55%


See accompanying notes to investments in securities                           7



                                 CLEARWATER SMALL CAP FUND

                        SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1999

                   FACE                                                                                            PERCENT
                  AMOUNT                                                                           MARKET             OF
                 OR SHARES                     SECURITY                             COST          VALUE (A)       NET ASSETS

TRANSPORTATION

                     134,150    ANANGEL AMERN SHIPHOLDINGS LTD (b)                623,760.45      721,056.25
                                                                              --------------- ---------------
                                                                                  623,760.45      721,056.25          1.22%
UTILITIES

                      13,500    CONNECTICUT WTR SVC INC                           321,648.15      432,000.00
                      23,700    PROVIDENCE ENERGY CORP                            438,154.75      879,862.50
                                                                              --------------- ---------------
                                                                                  759,802.90    1,311,862.50          2.22%
CASH EQUIVALENTS

CASH OR CASH EQUIVALENT

                3,305,390.53    SSGA MONEY MARKET                               3,305,390.53    3,305,390.53          5.58%
                                                                              --------------- --------------- --------------

Grand Total (c)                                                                47,631,851.25   60,170,157.85        101.65%
                                                                              =============== =============== ==============


NOTES TO INVESTMENTS IN SECURITIES

                          (a)Securities are valued in accordance with procedures
described in note 2 to the financial statements.

                          (b)Currently non-income producing assets.

                          (c)At December 31, 1999,  the cost for Federal  income
                             tax purposes was $47,631,851. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                                Gross unrealized appreciation   15,385,325.81
                                Gross unrealized depreciation   (2,847,019.21)
                                                               ---------------
                                  Net unrealized appreciation    12,538,306.60
                                                               ===============


See accompanying notes to investments in securities                           7